LAND USE RIGHTS, NET (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets [Line Items]
Land use rights	¥ 495,555,226		¥ 386,633,770
Less: accumulated amortization	(44,614,631)		(36,719,630)
Land use rights, net	450,940,595		349,914,140		$ 64,948,955
Amortization of land use rights	7,895,001	$ 1,137,117	6,300,488	¥ 6,882,863
Estimated future amortization expense	8,909,209
Land use rights pledged	120,325,828		303,519,533
Gain on disposal of land use right	¥ 3,727,161	$ 536,823	¥ 3,013,258
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life, minimum	50 years	50 years
Intangible asset, useful life, maximum	70 years	70 years